Non-current assets held for sale (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total non-current assets classified as held for sale	R$ 20,843	R$ 1,187
Non-current assets or disposal groups classified as held for distribution to owners	11,487	62
Properties Lands Held For Sale [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets classified as held for sale	34	36
Extra Hiper Stores Held For Sale [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets classified as held for sale		1,117
Non-current assets or disposal groups classified as held for distribution to owners		62
Grupo Exito Held For Sale [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets classified as held for sale	20,809	R$ 34
Non-current assets or disposal groups classified as held for distribution to owners	11,260
Others [Member]
IfrsStatementLineItems [Line Items]
Non-current assets or disposal groups classified as held for distribution to owners	R$ 227